Non-Controlling Interest (Details Narrative) - CAD ($) $ in Thousands					8 Months Ended	12 Months Ended
	Feb. 19, 2025	Jul. 08, 2024	Nov. 01, 2023	Jun. 20, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Net loss						$ (31,116)	$ (3,577)
Ownership percenage				99.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ownership percenage		25.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Ownership percenage		100.00%
OFIT GM [member]
IfrsStatementLineItems [Line Items]
Membership interest rate			49.90%
Net loss					$ 80
OFIT RT [member]
IfrsStatementLineItems [Line Items]
Membership interest rate			49.90%
Net loss					$ 30
Ontario inc [member]
IfrsStatementLineItems [Line Items]
Shares purchased percentage	24.95%
Shares purchased	2,387,280